Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid in capital	Retained Earnings (Accumulated Losses)	Total
Balance , Amount at Mar. 31, 2023	$ 3		$ 722,855	$ 722,858
Balance, Number of shares (in Shares) at Mar. 31, 2023	11,500,000
Net profit (loss) for the year			1,296,203	1,296,203
Balance , Amount at Mar. 31, 2024	$ 3		2,019,058	2,019,061
Balance , Number of shares (in Shares) at Mar. 31, 2024	11,500,000
Net profit (loss) for the year			1,275,882	1,275,882
Reorganization	$ 1,247	164,103		165,350
Reorganization (in Shares)	1,000,000
Balance , Amount at Mar. 31, 2025	$ 1,250	164,103	3,294,940	3,460,293
Balance , Number of shares (in Shares) at Mar. 31, 2025	12,500,000
Net profit (loss) for the year			(8,004,730)	(8,004,730)
Issuance of ordinary shares upon IPO and over-allotment, net of offering costs	$ 173	5,093,986		5,094,159
Issuance of ordinary shares upon IPO and over-allotment, net of offering costs (in Shares)	1,725,000
Issuance of ordinary shares for consultancy services (share-based payment)	$ 273	7,813,247		7,813,520
Issuance of ordinary shares for consultancy services (share-based payment) (in Shares)	2,732,000
Balance , Amount at Mar. 31, 2026	$ 1,696	$ 13,071,336	$ (4,709,790)	$ 8,363,242
Balance , Number of shares (in Shares) at Mar. 31, 2026	16,957,000